Consolidated Statement of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income for the year	R$ 837,446	R$ 804,195	R$ 305,227
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax):
Changes in the fair value of accounts receivable from card issuers at fair value through other comprehensive income	28,726	(15,062)	(13,969)
Changes in the fair value of listed securities at fair value through other comprehensive income	0	(1)	0
Exchange differences on translation of foreign operations	(410)	0	0
Unrealized loss on cash flow hedge - highly probable future imports	(1,512)	0	0
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Changes in the fair value of equity instruments designated at fair value through other comprehensive income	40,336	(938)	954
Other comprehensive income (loss) for the year, net of tax	67,140	(16,001)	(13,015)
Total comprehensive income for the year, net of tax	904,586	788,194	292,212
Total comprehensive income (loss) attributable to:
Owners of the parent CI	921,404	787,231	287,961
Non-controlling interests CI	(16,818)	963	4,251
Total comprehensive income for the year, net of tax	R$ 904,586	R$ 788,194	R$ 292,212